Provisions - Summary of Provisions (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Jan. 31, 2021
Disclosure of Provisions [line items]
Current	$ 328.1	$ 353.2
Non-current	86.2	75.2
Total provisions	414.3	428.4
Product related provisions [member]
Disclosure of Provisions [line items]
Total provisions	372.8	390.0
Restructuring provision [member]
Disclosure of Provisions [line items]
Total provisions	3.2	11.2
Other Provision [member]
Disclosure of Provisions [line items]
Total provisions	$ 38.3	$ 27.2